UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: March 31, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/15/03


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 61
                                       ----

Form 13F Information Table Value Total:   $27,484,938
                                       ------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                  Com                  002824100    316      8400      8400     0       0           8400       0       0
Aberdeen Asia Pac Incom Fd   Com                  003009107    512    103825    103825     0       0         103825       0       0
ADE Corp MA                  Com                  00089C107    156     26272     26272     0       0          26272       0       0
Alliance World Dollar Gov    Com                  01879R106    370     33800     33800     0       0          33800       0       0
Allied Capital Corp          Com                  01903Q108    965     48300     48300     0       0          48300       0       0
Aust & NZ BnkGrp             Sponsored ADR        052528304   1209     22400     22200   200       0          22200     200       0
Banc One Corp                Com                  059438101    367     10600     10600     0       0          10600       0       0
Barrick Gold Cp              Com                  067901108    676     43424     43424     0       0          43424       0       0
Bat Mt Gold                  CDT-CV SB DB6%05     071593AA5    637    650000    650000     0       0         650000       0       0
BHP Ltd                      Sponsored ADR        088606108    231     20778     19870   908       0          19870     908       0
Brascan Corp                 CL A LTD VT SH       10549P606    590     29650     28950   700       0          28950     700       0
Bristol Myers Squibb         Com                  110122108    659     31200     30600   600       0          30600     600       0
Ciena Corp                   Com                  171779101     70     16000     16000     0       0          16000       0       0
Cisco Systems                Com                  17275R102    955     73600     73600     0       0          73600       0       0
Coeur d'Alene Mines Corp     Note 13.325 12/31/03 192108AH1    105    100000    100000     0       0         100000       0       0
Coeur d'Alene Mines Corp     Com                  192108108     39     27939     27939     0       0          27939       0       0
Corporate Hy FD IV Inc       Com                  219930104    399     27800     27800     0       0          27800       0       0
Duke Realty Invest           Com                  624411505    407     15100     15100     0       0          15100       0       0
Eaton Vance Senior           Sh Ben Int           27826S103    127     15080     15080     0       0          15080       0       0
Exxon Mobil Corp             Com                  30231G102    502     14350     14350     0       0          14350       0       0
Federated Department Stores  Com                  31410H101    510     18201     18201     0       0          18201       0       0
Ford Motor Co                Com                  345370100    293     38897     38897     0       0          38897       0       0
General Electric             Com                  369604103    449     17623     14623  3000       0          14623    3000       0
GlaxoSmithkline              Sponsored ADR        37733W105    461     13110     13110     0       0          13110       0       0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    340     13500     13500     0       0          13500       0       0
H&Q Life Sciences Fd         Sh Ben Int           404053100    137     11214     10833   381       0          10833     381       0
Hecla Mng                    Pfd CV Ser B         422704205    275      8600      8600     0       0           8600       0       0
Hewlett Packard              Com                  428236102    197     12680     12080   600       0          12080     600       0
Inktomi Corporation          Com                  457277101     16     10000     10000     0       0          10000       0       0
Input/Output                 Com                  457652105    354     98200     98200     0       0          98200       0       0
Keynote Securities           com                  493308100    819     88100     88100     0       0          88100       0       0
Lexicon Genetics Inc Com     Com                  528872104    574    143800    143800     0       0         143800       0       0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608    257     40370     40370     0       0          40370       0       0
LSI Logic Corporation        Com                  502161102    372     82200     82200     0       0          82200       0       0
Lubrizol Corporation         Com                  549271104    924     30800     30800     0       0          30800       0       0
MA Health & Educ TE          Sh Ben Int           575672100    271     20000     20000     0       0          20000       0       0
Meditronic                   Com                  585055106    315      6981      6981     0       0           6981       0       0
Mentor Graphics Corp         Com                  587200106    300     33700     33700     0       0          33700       0       0
Merck&Co Inc                 Com                  589331107    301      5500      5500     0       0           5500       0       0
MeVC Draper Fisher           Com                  55271E105    175     21500     21500     0       0          21500       0       0
MS/DW Incm                   Com                  61745P874    906     58900     58900     0       0          58900       0       0
New Amer High Income Fd      Com                  641876107    157     68827     68827     0       0          68827       0       0
Newmont Mining               Com                  651639106   1117     42726     42343   383       0          42343     383       0
Nortel Networks              Com                  656568102     26     12615     12615     0       0          12615       0       0
Novell Inc                   Com                  670006105     22     10000     10000     0       0          10000       0       0
Nuveen Calif Mun Value Fd    Com                  67062C107    107     10802     10802     0       0          10802       0       0
Nuveen Mass Prem Inc         Com                  67061E108    233     14400     14400     0       0          14400       0       0
Occidental Petro Crp         Com                  674599105   1183     39500     39500     0       0          39500       0       0
Pharmacia Corp               Com                  71713U102    813     18769     18769     0       0          18769       0       0
Scudder Global               Com                  81115E101    240     36300     36300     0       0          36300       0       0
Scudder High Income Tr       Com                  48841G106    323     47800     47800     0       0          47800       0       0
Senior High Income Portfolio Com                  81721E107    605    109000    109000     0       0         109000       0       0
Standard Register Co.        Com                  853887107    329     22100     22100     0       0          22100       0       0
Telcom NewZealand            Sponsored ADR        879278208    368     18708     18708     0       0          18708       0       0
Telefo de Mex'L              Sp ADR REP ORD       879403780    300     10082     10082     0       0          10082       0       0
Tellabs, Inc.                Com                  879664100    230     39700     39700     0       0          39700       0       0
Thermo Electron Corp         Com                  883556102    905     50000     50000     0       0          50000       0       0
Toreador Resources Cp        Com                  891050106   1698    674000    673200   800       0         673200     800       0
TXU Corporation              Com                  873168108    218     12200     12200     0       0          12200       0       0
Verizon Comm                 Com                  92343V104    567     16040     16040     0       0          16040       0       0
Xcel Energy                  Com                  98389B100    506     39500     38260  1240       0          38260    1240       0

